Statements of Comprehensive Loss - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Revenues	₪ 1,683	₪ 2,720	₪ 1,193
Cost of revenues	(1,069)	(1,968)	(829)
Gross profit	614	752	364
Research and development expenses, net	(19,397)	(22,861)	(21,490)
Selling and marketing expenses, net	(4,796)	(3,787)	(1,591)
General and administrative expenses	(9,673)	(8,327)	(6,492)
Operating loss	(33,252)	(34,223)	(29,209)
Financing expenses	(2,785)	(1,219)	(852)
Financing income	1,099	1,607	5,099
Financing income (expenses), net	(1,686)	388	4,247
Loss for the year	(34,938)	(33,835)	(24,962)
Comprehensive loss for the year	₪ (34,938)	₪ (33,835)	₪ (24,962)
Basic loss per share (in New Shekels per share)	₪ (0.3)	₪ (1.08)	₪ (1.44)
Diluted loss per share (in New Shekels per share)	₪ (0.3)	₪ (1.08)	₪ (1.44)
Weighted average of number of shares used to calculate the basic loss per share (in Shares)	117,908,475	31,380,359	17,300,596
Weighted average of number of shares used to calculate the diluted loss per share (in Shares)	117,908,475	31,380,359	17,300,596